Schedule II - Valuation and Qualifying Accounts - Valuation and Qualifying Accounts (Details) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018
SEC Schedule, 12-09, Allowance, Credit Loss [Member]
Balance at beginning of period		$ 56	$ 50
Charged/(credited) to income		1	33
Charged to other accounts
Deductions from reserve	[1]		(27)
Allowance for doubtful accounts		57	56
SEC Schedule, 12-09, Valuation Allowance, Deferred Tax Asset [Member]
Balance at beginning of period		3,865	1,891
Charged/(credited) to income		6	1,396
Charged to other accounts		117	601
Deductions from reserve			(23)
Allowance for doubtful accounts		$ 3,988	$ 3,865

[1]	Accounts written off, net of recoveries.